Schedule of Investments (unaudited)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
AAR Corp.(a)(b)	15,261	$735,886
Aerovironment Inc.(a)	9,868	907,461
Axon Enterprise Inc.(a)	27,281	2,765,202
BWX Technologies Inc.	60,726	3,109,171
Curtiss-Wright Corp.	18,257	2,592,129
Ducommun Inc.(a)	16,888	770,937
Hexcel Corp.(b)	36,432	2,093,018
Kratos Defense & Security Solutions Inc.(a)	59,225	854,025
Maxar Technologies Inc.	33,428	998,160
Mercury Systems Inc.(a)	36,379	2,175,828
Moog Inc., Class A	21,265	1,730,758
Triumph Group Inc.(a)	48,735	745,646
Vectrus Inc.(a)	23,052	825,723
Virgin Galactic Holdings Inc.(a)(b)	106,220	744,602
		21,048,546
Air Freight & Logistics — 0.3%
GXO Logistics Inc.(a)	43,391	2,354,830
Hub Group Inc., Class A(a)	10,266	749,213
XPO Logistics Inc.(a)	29,101	1,555,157
		4,659,200
Airlines — 0.2%
Alaska Air Group Inc.(a)	48,864	2,358,176
JetBlue Airways Corp.(a)	68,078	731,158
		3,089,334
Auto Components — 1.1%
Adient PLC(a)	21,271	752,781
American Axle & Manufacturing Holdings Inc.(a)	100,168	812,362
Autoliv Inc.	22,007	1,762,321
Dana Inc.	64,753	1,072,310
Dorman Products Inc.(a)	8,639	872,971
Fox Factory Holding Corp.(a)	8,883	728,584
Gentex Corp.	26,330	818,336
Gentherm Inc.(a)	19,075	1,315,031
Goodyear Tire & Rubber Co. (The)(a)	59,587	769,864
LCI Industries	14,165	1,693,001
Luminar Technologies Inc.(a)(b)	69,320	716,769
Modine Manufacturing Co.(a)(b)	83,204	983,471
Proterra Inc.(a)(b)	119,598	771,407
Tenneco Inc., Class A(a)	42,501	735,692
Visteon Corp.(a)	16,734	1,877,722
XPEL Inc.(a)	14,818	764,905
		16,447,527
Automobiles — 0.5%
Canoo Inc.(a)(b)	191,691	642,165
Fisker Inc.(a)(b)	62,746	651,303
Harley-Davidson Inc.	67,365	2,369,901
Nikola Corp.(a)(b)	113,957	804,536
Thor Industries Inc.	24,316	1,847,287
Winnebago Industries Inc.	24,959	1,234,223
		7,549,415
Banks — 7.8%
Amalgamated Financial Corp.	52,288	1,136,218
Amerant Bancorp Inc.	26,059	767,698
Ameris Bancorp	35,119	1,601,075
Associated Banc-Corp	42,647	882,793
Atlantic Union Bankshares Corp.	67,696	2,386,961
Bank of Hawaii Corp.	49,650	3,946,182
Security	Shares	Value

Banks (continued)
Bank OZK	100,535	$4,169,186
Banner Corp.	26,994	1,568,621
Berkshire Hills Bancorp. Inc.	21,245	554,707
BOK Financial Corp.	20,130	1,734,602
Byline Bancorp Inc.	34,431	860,086
Cadence Bank	55,935	1,495,143
Camden National Corp.	27,954	1,237,244
Columbia Banking System Inc.	17,293	521,384
Comerica Inc.	89,259	7,427,241
Commerce Bancshares Inc.	50,076	3,464,258
Community Bank System Inc.	25,545	1,685,970
Community Trust Bancorp. Inc.	27,563	1,159,024
Cullen/Frost Bankers Inc.	18,319	2,289,509
Customers Bancorp. Inc.(a)	18,200	751,660
East West Bancorp. Inc.	41,943	3,084,488
Eastern Bankshares Inc.	93,105	1,812,754
First Busey Corp.	48,716	1,142,390
First Financial Bancorp.	43,944	921,945
First Hawaiian Inc.	78,798	2,018,017
First Horizon Corp.	199,409	4,552,507
First Interstate BancSystem Inc., Class A	55,517	2,113,532
First of Long Island Corp. (The)	43,055	818,906
FNB Corp.	135,899	1,651,173
Fulton Financial Corp.	121,560	1,926,726
Glacier Bancorp. Inc.	44,590	2,158,602
Hancock Whitney Corp.	53,402	2,661,556
Heritage Financial Corp./WA	37,898	989,138
Independent Bank Corp.	17,575	1,463,997
Independent Bank Corp./MI	43,213	856,050
International Bancshares Corp.	54,400	2,280,992
National Bank Holdings Corp., Class A	46,837	1,908,608
OceanFirst Financial Corp.	46,331	934,496
Park National Corp.	7,524	930,794
Pinnacle Financial Partners Inc.	35,468	2,887,805
Popular Inc.	23,401	1,912,096
Premier Financial Corp.	30,525	829,364
Prosperity Bancshares Inc.	12,186	883,485
QCR Holdings Inc.	15,480	857,902
Sandy Spring Bancorp. Inc.	38,371	1,625,012
Seacoast Banking Corp. of Florida	37,246	1,275,303
ServisFirst Bancshares Inc.	21,940	1,828,918
Silvergate Capital Corp., Class A(a)	11,161	876,139
Southside Bancshares Inc.	16,956	683,835
SouthState Corp.	27,707	2,239,280
Synovus Financial Corp.	113,146	4,825,677
Texas Capital Bancshares Inc.(a)	14,684	830,087
TriState Capital Holdings Inc.(a)	24,914	761,870
Trustmark Corp.	23,223	675,557
Umpqua Holdings Corp.	151,291	2,670,286
United Community Banks Inc./GA	29,831	937,588
Valley National Bancorp.	245,715	3,123,038
Western Alliance Bancorp.	43,191	3,514,452
Wintrust Financial Corp.	32,825	2,868,577
Zions Bancorp. NA	65,016	3,708,513
		113,681,017
Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	2,139	759,987
Celsius Holdings Inc.(a)	13,385	897,999

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages (continued)
MGP Ingredients Inc.	9,464	$916,683
		2,574,669
Biotechnology — 4.2%
ACADIA Pharmaceuticals Inc.(a)	46,933	757,968
Agios Pharmaceuticals Inc.(a)(b)	33,901	660,053
Alector Inc.(a)	77,553	687,120
Alkermes PLC(a)	64,271	1,918,489
Allogene Therapeutics Inc.(a)	92,584	734,191
AnaptysBio Inc.(a)	34,188	649,230
Anavex Life Sciences Corp.(a)	74,895	682,293
Apellis Pharmaceuticals Inc.(a)	26,759	1,109,161
Arcutis Biotherapeutics Inc.(a)	34,867	728,023
Arrowhead Pharmaceuticals Inc.(a)	38,250	1,276,020
Atara Biotherapeutics Inc.(a)	134,450	699,140
Atea Pharmaceuticals Inc.(a)	95,703	754,140
Aurinia Pharmaceuticals Inc.(a)(b)	59,853	675,142
Avidity Biosciences Inc.(a)	54,494	759,101
Beam Therapeutics Inc.(a)	23,456	825,182
BioCryst Pharmaceuticals Inc.(a)	78,617	731,924
Biohaven Pharmaceutical Holding Co. Ltd.(a)	19,132	2,749,842
Blueprint Medicines Corp.(a)	12,197	670,835
Bridgebio Pharma Inc.(a)	96,478	658,945
Caribou Biosciences Inc.(a)	80,568	671,131
Castle Biosciences Inc.(a)	35,463	789,761
Celldex Therapeutics Inc.(a)	23,901	562,152
Cerevel Therapeutics Holdings Inc.(a)	32,620	852,361
Certara Inc.(a)	35,638	724,164
ChemoCentryx Inc.(a)	31,534	702,262
Crinetics Pharmaceuticals Inc.(a)	34,910	584,743
CRISPR Therapeutics AG(a)(b)	23,909	1,387,917
Cytokinetics Inc.(a)	27,346	1,091,105
Denali Therapeutics Inc.(a)	35,466	861,469
Dynavax Technologies Corp.(a)	61,771	732,604
Erasca Inc.(a)	124,650	675,603
Exelixis Inc.(a)	65,630	1,202,998
Fate Therapeutics Inc.(a)	30,959	715,153
Global Blood Therapeutics Inc.(a)	25,940	646,944
Halozyme Therapeutics Inc.(a)	40,851	1,878,329
Homology Medicines Inc.(a)	52,925	77,800
Humacyte Inc.(a)(b)	148,051	803,917
Immunovant Inc.(a)	191,555	812,193
Inovio Pharmaceuticals Inc.(a)(b)	352,743	659,629
Insmed Inc.(a)	35,441	667,000
Intellia Therapeutics Inc.(a)	25,001	1,153,546
Ionis Pharmaceuticals Inc.(a)	39,174	1,430,635
Iovance Biotherapeutics Inc.(a)	48,379	326,558
Karuna Therapeutics Inc.(a)	6,883	718,035
Keros Therapeutics Inc.(a)	19,169	647,912
Krystal Biotech Inc.(a)	12,898	759,434
Kura Oncology Inc.(a)	57,831	761,056
Maravai LifeSciences Holdings Inc., Class A(a)	29,882	930,824
Merus NV(a)(b)	42,889	796,020
Mirati Therapeutics Inc.(a)	21,688	849,302
Myriad Genetics Inc.(a)	32,016	615,988
Natera Inc.(a)	29,052	1,065,918
Novavax Inc.(a)	25,397	1,405,216
Nuvation Bio Inc.(a)(b)	168,292	594,071
OPKO Health Inc.(a)	232,541	697,623
Prothena Corp. PLC(a)	26,493	721,404
Sana Biotechnology Inc.(a)	153,179	785,808
Security	Shares	Value

Biotechnology (continued)
Sarepta Therapeutics Inc.(a)	29,302	$2,133,772
SpringWorks Therapeutics Inc.(a)	19,688	372,891
Travere Therapeutics Inc.(a)	28,174	656,736
Turning Point Therapeutics Inc.(a)	19,679	696,046
Twist Bioscience Corp.(a)	18,572	632,191
Ultragenyx Pharmaceutical Inc.(a)	30,978	1,452,868
uniQure NV(a)	51,934	745,772
United Therapeutics Corp.(a)	13,513	3,112,584
Verve Therapeutics Inc.(a)	51,313	777,905
Vir Biotechnology Inc.(a)	32,157	829,972
Xencor Inc.(a)	30,491	680,864
Xenon Pharmaceuticals Inc.(a)	27,610	727,524
		61,904,509
Building Products — 1.2%
AAON Inc.	28,402	1,521,779
Advanced Drainage Systems Inc.	28,093	3,076,464
Armstrong World Industries Inc.	27,068	2,260,178
AZEK Co. Inc. (The)(a)	36,480	768,634
Builders FirstSource Inc.(a)	63,714	4,147,144
Cornerstone Building Brands Inc.(a)	28,421	697,736
JELD-WEN Holding Inc.(a)	38,955	733,523
Masonite International Corp.(a)	8,156	748,965
Resideo Technologies Inc.(a)	56,810	1,341,852
Trex Co. Inc.(a)	43,678	2,783,162
		18,079,437
Capital Markets — 1.7%
Affiliated Managers Group Inc.	20,834	2,783,839
Ares Management Corp., Class A	43,590	3,102,300
Artisan Partners Asset Management Inc., Class A	32,793	1,259,579
Cohen & Steers Inc.	15,454	1,177,749
Cowen Inc., Class A	30,795	817,299
Diamond Hill Investment Group Inc.	4,274	799,836
Donnelley Financial Solutions Inc.(a)	25,245	785,372
Evercore Inc., Class A	7,064	806,709
Houlihan Lokey Inc.	8,825	758,421
Interactive Brokers Group Inc., Class A	24,503	1,507,915
Janus Henderson Group PLC	144,685	4,067,095
Morningstar Inc.	11,047	2,839,411
Perella Weinberg Partners	104,024	780,180
Stifel Financial Corp.	11,841	759,837
StoneX Group Inc.(a)	10,438	783,581
Victory Capital Holdings Inc., Class A	27,309	772,299
Virtu Financial Inc., Class A	27,941	730,098
Virtus Investment Partners Inc.	4,020	774,493
		25,306,013
Chemicals — 2.2%
AdvanSix Inc.	15,445	715,567
Ashland Global Holdings Inc.	9,869	1,056,180
Axalta Coating Systems Ltd.(a)	160,233	4,351,928
Balchem Corp.	14,680	1,826,632
Cabot Corp.	9,808	741,583
Chemours Co. (The)	56,874	2,450,701
Element Solutions Inc.	34,136	726,755
Hawkins Inc.	19,742	713,871
HB Fuller Co.	17,066	1,213,051
Huntsman Corp.	20,858	756,103
Ingevity Corp.(a)	13,603	947,857
Innospec Inc.	20,546	2,096,308
Koppers Holdings Inc.	28,495	772,215

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Livent Corp.(a)	57,772	$1,836,572
Minerals Technologies Inc.	23,093	1,530,142
Orion Engineered Carbons SA	69,269	1,337,584
Scotts Miracle-Gro Co. (The)	10,558	998,998
Sensient Technologies Corp.	14,693	1,284,756
Stepan Co.	16,219	1,818,312
Trinseo PLC	29,789	1,408,722
Tronox Holdings PLC, Class A	46,669	840,509
Valvoline Inc.	79,821	2,670,811
		32,095,157
Commercial Services & Supplies — 1.4%
ABM Industries Inc.	41,591	2,010,925
ACCO Brands Corp.	97,255	733,303
ADT Inc.	102,150	764,082
Deluxe Corp.	28,896	691,481
Healthcare Services Group Inc.	50,813	872,459
IAA Inc.(a)	73,003	2,849,307
KAR Auction Services Inc.(a)	83,349	1,331,084
Matthews International Corp., Class A	50,395	1,630,782
McGrath RentCorp.	20,808	1,710,626
MillerKnoll Inc.	44,401	1,340,910
Montrose Environmental Group Inc.(a)	17,922	726,020
MSA Safety Inc.	10,446	1,331,761
Pitney Bowes Inc.	26,949	126,121
Shift4 Payments Inc., Class A(a)	14,780	674,707
Steelcase Inc., Class A	72,216	885,368
Tetra Tech Inc.	17,273	2,331,337
		20,010,273
Communications Equipment — 0.8%
ADTRAN Inc.	40,058	742,275
Calix Inc.(a)	19,743	729,306
Ciena Corp.(a)	56,081	2,850,036
CommScope Holding Co. Inc.(a)	118,875	892,751
Harmonic Inc.(a)	88,343	850,743
Infinera Corp.(a)	143,383	821,585
InterDigital Inc.	13,652	891,339
Lumentum Holdings Inc.(a)	26,781	2,305,309
Plantronics Inc.(a)	19,189	757,582
Viasat Inc.(a)	18,517	731,236
		11,572,162
Construction & Engineering — 1.8%
AECOM	61,862	4,321,061
Ameresco Inc., Class A(a)	12,563	737,699
API Group Corp.(a)	55,694	971,860
Arcosa Inc.	17,892	945,950
Argan Inc.	18,301	731,857
Comfort Systems USA Inc.	26,845	2,408,533
Dycom Industries Inc.(a)	8,620	802,608
EMCOR Group Inc.	35,123	3,710,042
Fluor Corp.(a)	38,443	1,085,246
Granite Construction Inc.	22,607	738,119
Great Lakes Dredge & Dock Corp.(a)	65,595	964,247
IES Holdings Inc.(a)	22,889	707,041
Latham Group Inc.(a)	67,967	646,366
MasTec Inc.(a)(b)	19,578	1,636,525
MYR Group Inc.(a)	21,934	2,009,374
NV5 Global Inc.(a)	6,139	756,202
Primoris Services Corp.	36,734	891,902
Sterling Construction Co. Inc.(a)	29,508	726,192
Security	Shares	Value

Construction & Engineering (continued)
Valmont Industries Inc.	8,131	$2,087,634
		26,878,458
Construction Materials — 0.2%
Summit Materials Inc., Class A(a)	77,674	2,121,277

Consumer Finance — 0.7%
Credit Acceptance Corp.(a)(b)	1,708	1,016,790
Encore Capital Group Inc.(a)	14,322	875,217
Green Dot Corp., Class A(a)	13,074	377,054
LendingClub Corp.(a)	52,346	822,879
OneMain Holdings Inc.	23,135	1,019,328
Oportun Financial Corp.(a)	64,272	723,703
PRA Group Inc.(a)	37,894	1,402,078
SLM Corp.	153,275	3,002,657
SoFi Technologies Inc.(a)	172,143	1,287,630
		10,527,336
Containers & Packaging — 0.9%
AptarGroup Inc.	34,256	3,668,475
Berry Global Group Inc.(a)	34,210	1,995,469
Graphic Packaging Holding Co.	164,801	3,668,470
Greif Inc., Class A, NVS	13,844	823,303
Greif Inc., Class B	9,909	586,712
Myers Industries Inc.	31,142	741,180
Sonoco Products Co.	27,137	1,586,700
		13,070,309
Distributors — 0.2%
Avient Corp.	31,852	1,567,118
Core & Main Inc., Class A(a)	31,442	742,031
Leslie’s Inc.(a)(b)	64,847	1,259,329
		3,568,478
Diversified Consumer Services — 1.5%
Adtalem Global Education Inc.(a)	21,834	712,225
American Public Education Inc.(a)	51,381	716,251
Bright Horizons Family Solutions Inc.(a)	30,140	2,729,177
Carriage Services Inc.	17,990	726,256
Chegg Inc.(a)	42,170	820,628
Coursera Inc.(a)	45,040	761,626
European Wax Center Inc., Class A	31,804	842,806
Franchise Group Inc.	21,522	853,778
frontdoor Inc.(a)	26,673	659,890
Graham Holdings Co., Class B	1,851	1,134,700
Grand Canyon Education Inc.(a)	13,374	1,192,560
H&R Block Inc.	63,582	2,240,630
Service Corp. International	58,251	4,079,318
Strategic Education Inc.	10,955	721,058
Terminix Global Holdings Inc.(a)	76,044	3,301,070
		21,491,973
Diversified Financial Services — 0.4%
A-Mark Precious Metals Inc.	10,668	811,088
Jefferies Financial Group Inc.	48,477	1,600,711
Voya Financial Inc.	54,851	3,763,327
		6,175,126
Diversified Telecommunication Services — 0.5%
Bandwidth Inc., Class A(a)(b)	33,159	697,665
Cogent Communications Holdings Inc.	26,168	1,580,286
Frontier Communications Parent Inc.(a)	59,243	1,536,171
Globalstar Inc.(a)	591,984	828,778
Iridium Communications Inc.(a)	50,338	1,868,043

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Vonage Holdings Corp.(a)	53,108	$1,028,702
		7,539,645
Electric Utilities — 0.2%
Hawaiian Electric Industries Inc.	68,532	2,958,526

Electrical Equipment — 1.2%
Acuity Brands Inc.	16,560	2,898,331
Atkore Inc.(a)(b)	15,004	1,634,236
Bloom Energy Corp., Class A(a)	57,113	1,000,620
ChargePoint Holdings Inc., Class A(a)(b)	81,056	1,036,706
FREYR Battery SA(a)(b)	84,758	718,748
FuelCell Energy Inc.(a)	188,125	771,312
Hubbell Inc.	19,274	3,659,362
Regal Rexnord Corp.	25,924	3,239,204
Sunrun Inc.(a)	69,753	1,821,948
Vertiv Holdings Co.	114,953	1,263,333
		18,043,800
Electronic Equipment, Instruments & Components — 3.4%
Avnet Inc.	55,911	2,708,888
Badger Meter Inc.	39,687	3,140,829
Belden Inc.	12,902	742,897
Benchmark Electronics Inc.	37,383	952,893
Coherent Inc.(a)	11,249	3,048,029
CTS Corp.	27,973	1,137,662
Dolby Laboratories Inc., Class A(b)	26,481	2,055,455
ePlus Inc.(a)	16,110	914,081
Fabrinet(a)	8,327	723,366
Flex Ltd.(a)	234,284	3,999,228
II-VI Inc.(a)	30,357	1,897,312
Insight Enterprises Inc.(a)	19,600	1,936,872
IPG Photonics Corp.(a)	7,070	745,814
Itron Inc.(a)	32,714	1,688,370
Jabil Inc.	34,535	2,124,593
Kimball Electronics Inc.(a)	40,267	765,476
Knowles Corp.(a)	60,949	1,171,440
Littelfuse Inc.	7,409	2,001,912
Methode Electronics Inc.	28,150	1,268,157
National Instruments Corp.	75,449	2,664,859
Novanta Inc.(a)	18,386	2,260,743
OSI Systems Inc.(a)	37,413	3,139,699
PAR Technology Corp.(a)(b)	19,827	745,099
Plexus Corp.(a)	20,574	1,744,675
Rogers Corp.(a)	11,380	3,020,024
TD SYNNEX Corp.	11,790	1,224,391
Vishay Precision Group Inc.(a)	24,654	749,482
Vontier Corp.	58,036	1,556,526
		50,128,772
Energy Equipment & Services — 1.1%
Archrock Inc.	115,012	1,153,570
Cactus Inc., Class A	28,338	1,485,478
Core Laboratories NV	42,584	1,200,017
Dril-Quip Inc.(a)(b)	26,971	847,968
Helmerich & Payne Inc.	14,677	738,987
Liberty Energy Inc., Class A(a)	46,475	756,148
NexTier Oilfield Solutions Inc.(a)	68,620	747,958
NOV Inc.	175,148	3,502,960
Oceaneering International Inc.(a)	64,006	814,156
Patterson-UTI Energy Inc.	59,205	1,129,632
TechnipFMC PLC(a)	270,485	2,228,797
Security	Shares	Value

Energy Equipment & Services (continued)
Transocean Ltd.(a)	174,001	$716,884
Weatherford International PLC(a)	32,758	1,108,531
		16,431,086
Entertainment — 0.3%
Cinemark Holdings Inc.(a)	48,740	827,605
IMAX Corp.(a)	52,696	912,695
Lions Gate Entertainment Corp., Class A(a)(b)	70,925	725,563
World Wrestling Entertainment Inc., Class A	19,232	1,284,120
		3,749,983
Equity Real Estate Investment Trusts (REITs) — 7.5%
Acadia Realty Trust	46,470	913,600
Agree Realty Corp.	13,672	951,161
Alexander & Baldwin Inc.(a)	75,314	1,536,406
American Assets Trust Inc.	37,714	1,286,047
American Campus Communities Inc.	73,891	4,802,915
Americold Realty Trust Inc.	70,075	1,940,377
Apartment Income REIT Corp.	56,906	2,552,803
Apple Hospitality REIT Inc.	42,782	714,887
Brandywine Realty Trust	250,526	2,793,365
Brixmor Property Group Inc.	158,811	3,871,812
City Office REIT Inc.	52,379	730,163
Corporate Office Properties Trust	126,987	3,509,921
Cousins Properties Inc.	59,093	2,041,663
CubeSmart	77,341	3,443,995
DiamondRock Hospitality Co.(a)	86,195	886,947
DigitalBridge Group Inc.(a)	196,091	1,180,468
Douglas Emmett Inc.	114,855	3,246,951
Easterly Government Properties Inc.	54,313	1,066,164
Empire State Realty Trust Inc., Class A	105,425	843,400
EPR Properties	17,905	917,452
Essential Properties Realty Trust Inc.	35,324	808,213
Federal Realty Investment Trust	38,086	4,378,747
First Industrial Realty Trust Inc.	18,557	986,305
Four Corners Property Trust Inc.	33,474	922,878
Gaming and Leisure Properties Inc.	48,513	2,271,379
Healthcare Realty Trust Inc.	50,934	1,480,651
Healthcare Trust of America Inc., Class A	45,896	1,379,175
Highwoods Properties Inc.	33,250	1,306,393
Hudson Pacific Properties Inc.	92,998	1,851,590
Independence Realty Trust Inc.	31,076	730,597
Innovative Industrial Properties Inc.	5,314	707,028
iStar Inc.	51,620	898,188
JBG SMITH Properties	102,248	2,639,021
Kilroy Realty Corp.	60,753	3,687,707
Kite Realty Group Trust	76,239	1,597,969
Lamar Advertising Co., Class A	7,460	730,707
Life Storage Inc.	29,095	3,397,132
LXP Industrial Trust	94,712	1,094,871
Macerich Co. (The)	97,019	1,139,973
National Retail Properties Inc.	51,895	2,298,949
National Storage Affiliates Trust	14,476	759,266
Omega Healthcare Investors Inc.	49,926	1,486,297
Outfront Media Inc.	73,749	1,521,442
Paramount Group Inc.	80,696	731,106
Park Hotels & Resorts Inc.	84,914	1,533,547
Pebblebrook Hotel Trust(b)	31,569	710,618
Phillips Edison & Co. Inc.	24,731	834,424
Physicians Realty Trust	159,346	2,955,868
Piedmont Office Realty Trust Inc., Class A	106,033	1,562,926

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
PotlatchDeltic Corp.	35,784	$1,877,229
Rayonier Inc.	28,468	1,173,451
Rexford Industrial Realty Inc.	58,055	3,707,973
Ryman Hospitality Properties Inc.(a)	23,374	2,087,064
Sabra Health Care REIT Inc.	94,255	1,323,340
SITE Centers Corp.	59,624	937,289
SL Green Realty Corp.	29,086	1,796,642
Spirit Realty Capital Inc.	17,371	729,408
STAG Industrial Inc.	36,642	1,220,179
STORE Capital Corp.	90,840	2,506,276
Sunstone Hotel Investors Inc.(a)	61,304	733,809
Tanger Factory Outlet Centers Inc.	41,527	727,138
Uniti Group Inc.	201,594	2,286,076
Washington Real Estate Investment Trust	76,472	1,857,505
Xenia Hotels & Resorts Inc.(a)	62,801	1,154,910
		109,751,753
Food & Staples Retailing — 1.1%
Andersons Inc. (The)	20,702	778,602
BJ’s Wholesale Club Holdings Inc.(a)	48,522	2,807,968
Casey’s General Stores Inc.	12,820	2,686,303
Chefs’ Warehouse Inc. (The)(a)(b)	19,863	709,705
Grocery Outlet Holding Corp.(a)(b)	30,214	1,155,685
PriceSmart Inc.	18,044	1,418,800
Sprouts Farmers Market Inc.(a)	127,122	3,443,735
U.S. Foods Holding Corp.(a)	79,949	2,647,911
United Natural Foods Inc.(a)	25,853	1,096,426
		16,745,135
Food Products — 1.9%
B&G Foods Inc.	31,762	718,139
Beyond Meat Inc.(a)(b)	27,469	726,555
Cal-Maine Foods Inc.	15,301	730,317
Darling Ingredients Inc.(a)	59,483	4,762,804
Flowers Foods Inc.	120,777	3,333,445
Fresh Del Monte Produce Inc.	29,231	746,560
Freshpet Inc.(a)(b)	25,187	1,812,708
Hain Celestial Group Inc. (The)(a)	66,284	1,746,583
Hostess Brands Inc.(a)	32,878	698,658
Ingredion Inc.	48,150	4,559,323
Lamb Weston Holdings Inc.	60,503	4,088,793
Post Holdings Inc.(a)	11,627	956,088
Simply Good Foods Co. (The)(a)	18,713	747,771
TreeHouse Foods Inc.(a)	33,580	1,380,810
Vital Farms Inc.(a)	71,507	707,919
		27,716,473
Gas Utilities — 1.4%
Chesapeake Utilities Corp.	5,003	668,251
National Fuel Gas Co.	35,792	2,631,786
New Jersey Resources Corp.	72,483	3,328,419
Northwest Natural Holding Co.	36,349	1,973,387
ONE Gas Inc.	45,857	3,990,476
South Jersey Industries Inc.	80,574	2,808,004
Southwest Gas Holdings Inc.(a)	30,435	2,834,412
Spire Inc.	29,511	2,310,711
		20,545,446
Health Care Equipment & Supplies — 2.7%
Alphatec Holdings Inc.(a)	84,811	651,348
AngioDynamics Inc.(a)	35,940	705,502
Artivion Inc.(a)	38,266	748,483
AtriCure Inc.(a)	24,887	1,011,159
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Cardiovascular Systems Inc.(a)	47,554	$773,228
Cerus Corp.(a)(b)	139,884	692,426
CONMED Corp.	11,160	1,297,796
CryoPort Inc.(a)	30,073	765,358
Envista Holdings Corp.(a)	50,222	2,161,555
Establishment Labs Holdings Inc.(a)(b)	12,406	765,450
Glaukos Corp.(a)	17,811	727,223
Globus Medical Inc., Class A(a)	22,080	1,470,528
Haemonetics Corp.(a)	22,514	1,424,236
Heska Corp.(a)	7,346	733,057
Inari Medical Inc.(a)	19,245	1,266,321
Inogen Inc.(a)	28,357	728,208
Integer Holdings Corp.(a)(b)	10,475	835,695
Integra LifeSciences Holdings Corp.(a)	14,170	887,609
iRhythm Technologies Inc.(a)	10,688	1,505,405
Lantheus Holdings Inc.(a)	20,208	1,384,652
LivaNova PLC(a)(b)	16,883	1,149,226
Meridian Bioscience Inc.(a)	26,480	728,200
Merit Medical Systems Inc.(a)	26,482	1,625,730
Natus Medical Inc.(a)	30,955	1,015,014
Nevro Corp.(a)	15,772	687,344
NuVasive Inc.(a)	12,937	742,713
Orthofix Medical Inc.(a)	41,640	1,144,684
Penumbra Inc.(a)	13,853	2,035,283
QuidelOrtho Corp., NVS(a)	13,564	1,288,987
Shockwave Medical Inc.(a)	14,113	2,317,496
SI-BONE Inc.(a)	53,989	807,136
STAAR Surgical Co.(a)(b)	15,233	1,004,464
Tandem Diabetes Care Inc.(a)	29,060	1,981,020
Treace Medical Concepts Inc.(a)	47,549	793,593
Varex Imaging Corp.(a)(b)	31,955	736,243
Zimvie Inc.(a)	28,912	629,414
		39,221,786
Health Care Providers & Services — 3.1%
1Life Healthcare Inc.(a)(b)	80,206	679,345
Acadia Healthcare Co. Inc.(a)	29,424	2,094,106
Accolade Inc.(a)	115,364	740,637
AdaptHealth Corp.(a)(b)	41,042	738,346
Addus HomeCare Corp.(a)	12,841	1,072,224
Agiliti Inc.(a)	38,849	750,563
Amedisys Inc.(a)	13,735	1,592,024
AMN Healthcare Services Inc.(a)	21,755	2,108,059
Apollo Medical Holdings Inc.(a)	20,006	751,025
Brookdale Senior Living Inc.(a)(b)	122,985	701,015
Chemed Corp.(b)	4,248	2,057,731
Contra Zogenix Inc., NVS(a)	29,896	20,329
CorVel Corp.(a)	7,721	1,151,664
Covetrus Inc.(a)	45,464	946,560
Cross Country Healthcare Inc.(a)	42,474	749,666
Encompass Health Corp.	45,389	2,974,795
Ensign Group Inc. (The)	17,986	1,459,924
Fulgent Genetics Inc.(a)	12,282	669,492
Guardant Health Inc.(a)	21,961	899,962
Hanger Inc.(a)(b)	46,336	731,645
HealthEquity Inc.(a)	19,814	1,239,960
LHC Group Inc.(a)	14,465	2,410,737
MEDNAX Inc.(a)(b)	38,333	740,594
ModivCare Inc.(a)	7,169	684,138
National Research Corp.	32,287	1,158,780
Oak Street Health Inc.(a)	40,416	763,054

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Option Care Health Inc.(a)	43,139	$1,309,700
Owens & Minor Inc.	31,341	1,093,174
Patterson Companies Inc.	45,750	1,445,243
PetIQ Inc.(a)	48,118	825,705
Premier Inc., Class A	78,742	2,945,738
Progyny Inc.(a)	19,346	611,527
R1 RCM Inc.(a)	77,791	1,670,173
RadNet Inc.(a)	36,040	739,901
Select Medical Holdings Corp.	28,941	704,713
Surgery Partners Inc.(a)	17,787	697,250
Tenet Healthcare Corp.(a)	24,959	1,615,097
Tivity Health Inc.(a)	31,474	1,019,758
U.S. Physical Therapy Inc.	6,651	748,836
		45,313,190
Health Care Technology — 0.4%
Allscripts Healthcare Solutions Inc.(a)	42,204	721,266
Health Catalyst Inc.(a)	50,075	733,599
Inspire Medical Systems Inc.(a)	7,121	1,259,206
NextGen Healthcare Inc.(a)	39,042	707,051
Omnicell Inc.(a)	8,611	957,199
Privia Health Group Inc.(a)	37,762	904,777
Signify Health Inc., Class A(a)(b)	54,098	737,356
		6,020,454
Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment Inc.(a)	100,667	1,090,224
Boyd Gaming Corp.	12,995	763,716
Brinker International Inc.(a)	38,029	1,154,180
Churchill Downs Inc.	9,639	1,951,223
Dave & Buster’s Entertainment Inc.(a)	19,425	736,013
DraftKings Inc., NVS(a)	126,940	1,720,037
Everi Holdings Inc.(a)(b)	52,810	945,299
F45 Training Holdings Inc.(a)	116,545	741,226
Hilton Grand Vacations Inc.(a)	65,917	3,015,703
Hyatt Hotels Corp., Class A(a)	17,038	1,505,989
Marriott Vacations Worldwide Corp.	18,070	2,669,300
Norwegian Cruise Line Holdings Ltd.(a)(b)	115,722	1,852,709
Penn National Gaming Inc.(a)(b)	52,213	1,668,728
Planet Fitness Inc., Class A(a)	39,369	2,770,397
Scientific Games Corp., Class A(a)(b)	26,824	1,416,307
SeaWorld Entertainment Inc.(a)(b)	29,627	1,605,191
Shake Shack Inc., Class A(a)	16,271	791,584
Six Flags Entertainment Corp.(a)	35,819	1,051,288
Travel + Leisure Co.	38,913	1,988,843
Wendy’s Co. (The)	88,110	1,642,370
Wingstop Inc.	11,311	901,034
Wyndham Hotels & Resorts Inc.	43,265	3,466,825
		35,448,186
Household Durables — 1.4%
Cavco Industries Inc.(a)	3,110	690,918
Century Communities Inc.	16,028	871,442
Ethan Allen Interiors Inc.	34,430	800,842
Helen of Troy Ltd.(a)(b)	13,255	2,454,693
iRobot Corp.(a)	19,830	943,710
KB Home.	35,135	1,211,806
Leggett & Platt Inc.	52,689	2,063,828
LGI Homes Inc.(a)	9,463	927,279
MDC Holdings Inc.	17,851	681,551
Meritage Homes Corp.(a)	15,935	1,359,415
Skyline Champion Corp.(a)	17,270	917,555
Security	Shares	Value

Household Durables (continued)
Sonos Inc.(a)	52,423	$1,160,121
Taylor Morrison Home Corp.(a)	42,675	1,236,295
Tempur Sealy International Inc.(b)	32,985	869,814
Toll Brothers Inc.	14,645	739,133
TopBuild Corp.(a)	9,107	1,796,447
Traeger Inc.(a)	139,542	662,825
Tri Pointe Homes Inc.(a)	41,166	867,368
		20,255,042
Household Products — 0.1%
Spectrum Brands Holdings Inc.	12,432	1,090,784

Independent Power and Renewable Electricity Producers — 0.9%
Clearway Energy Inc., Class C	70,730	2,479,087
Enviva Inc.	32,700	2,547,003
NextEra Energy Partners LP	46,376	3,322,840
Ormat Technologies Inc.	22,397	1,880,452
Shoals Technologies Group Inc., Class A(a)	46,649	727,724
Stem Inc.(a)	90,792	784,443
Sunnova Energy International Inc.(a)	56,861	1,137,220
		12,878,769
Industrial Conglomerates — 0.3%
Carlisle Companies Inc.	18,869	4,800,840

Insurance — 2.3%
American Equity Investment Life Holding Co.	22,246	895,624
Argo Group International Holdings Ltd.	17,238	730,202
Assured Guaranty Ltd.	18,136	1,067,304
Axis Capital Holdings Ltd.	22,165	1,298,204
CNO Financial Group Inc.	157,932	3,248,661
First American Financial Corp.	58,856	3,566,085
Genworth Financial Inc., Class A(a)	111,625	452,081
Hanover Insurance Group Inc. (The)	22,084	3,237,514
Horace Mann Educators Corp.	23,179	937,822
Kemper Corp.	25,272	1,335,120
Kinsale Capital Group Inc.	4,823	1,060,481
Primerica Inc.	18,486	2,329,236
ProAssurance Corp.	30,564	678,826
Reinsurance Group of America Inc.	26,978	3,395,181
RenaissanceRe Holdings Ltd.	13,635	2,093,245
Ryan Specialty Group Holdings Inc., Class A(a)	28,752	1,080,213
Selective Insurance Group Inc.	34,593	2,743,225
Trupanion Inc.(a)	12,228	817,809
Unum Group	68,004	2,478,746
		33,445,579
Interactive Media & Services — 0.2%
Cargurus Inc.(a)(b)	36,769	930,991
TripAdvisor Inc.(a)	27,714	688,416
Yelp Inc.(a)	24,095	708,634
		2,328,041
Internet & Direct Marketing Retail — 0.3%
Bumble Inc., Class A(a)	24,586	700,701
Opendoor Technologies Inc.(a)	125,295	905,883
Overstock.com Inc.(a)(b)	25,090	777,539
RealReal Inc. (The)(a)	208,883	685,136
Revolve Group Inc.(a)	25,322	743,960
Rover Group Inc.(a)(b)	148,890	806,984
		4,620,203
Internet Software & Services — 0.3%
Magnite Inc.(a)	65,380	718,526

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Internet Software & Services (continued)
Mandiant Inc.(a)	83,696	$1,845,497
Open Lending Corp., Class A(a)	53,543	704,626
Sprinklr Inc.(a)(b)	62,067	785,768
Vimeo Inc.(a)	78,716	684,042
		4,738,459
IT Services — 1.7%
Bread Financial Holdings Inc.(b)	18,073	995,822
CACI International Inc., Class A(a)	7,082	1,985,580
CSG Systems International Inc.	23,343	1,451,701
DXC Technology Co.(a)	92,176	3,246,439
Euronet Worldwide Inc.(a)	12,190	1,476,940
EVERTEC Inc.	21,181	803,607
ExlService Holdings Inc.(a)	15,131	2,151,477
Fastly Inc., Class A(a)	57,759	753,755
KBR Inc.	33,211	1,652,579
Kyndryl Holdings Inc.(a)	51,255	632,487
Maximus Inc.	11,156	723,913
Perficient Inc.(a)(b)	11,447	1,120,776
Sabre Corp.(a)	99,539	747,538
Science Applications International Corp.	12,106	1,047,895
Switch Inc., Class A	36,607	1,235,486
Unisys Corp.(a)	59,473	709,513
Verra Mobility Corp.(a)	46,665	744,307
WEX Inc.(a)	20,780	3,538,419
		25,018,234
Leisure Products — 0.8%
Brunswick Corp./DE	23,732	1,785,358
Callaway Golf Co.(a)	54,642	1,186,278
Johnson Outdoors Inc., Class A	11,510	750,107
Malibu Boats Inc., Class A(a)	13,453	788,346
Mattel Inc.(a)	126,072	3,166,929
Polaris Inc.	14,646	1,560,531
YETI Holdings Inc.(a)	39,578	1,810,693
		11,048,242
Life Sciences Tools & Services — 0.6%
10X Genomics Inc., Class A(a)	23,982	1,227,638
Adaptive Biotechnologies Corp.(a)	88,919	695,347
Bruker Corp.	11,476	717,020
Medpace Holdings Inc.(a)(b)	6,441	922,609
NeoGenomics Inc.(a)	80,399	676,960
Repligen Corp.(a)	19,002	3,125,259
Syneos Health Inc., Class A(a)	21,163	1,563,734
		8,928,567
Machinery — 4.0%
AGCO Corp.	23,586	3,022,074
Alamo Group Inc.	8,476	997,032
Allison Transmission Holdings Inc.	42,809	1,712,788
Altra Industrial Motion Corp.	19,425	761,654
Astec Industries Inc.	15,472	723,625
Chart Industries Inc.(a)(b)	13,002	2,286,792
Columbus McKinnon Corp./NY	21,257	717,424
Donaldson Co. Inc.	40,489	2,116,765
Energy Recovery Inc.(a)	47,242	954,761
Enerpac Tool Group Corp.	34,614	675,665
EnPro Industries Inc.	11,545	1,105,549
Esab Corp.(a)	14,536	726,800
Evoqua Water Technologies Corp.(a)	56,545	2,012,437
Federal Signal Corp.	35,643	1,251,069
Flowserve Corp.	63,919	2,013,448
Security	Shares	Value

Machinery (continued)
Franklin Electric Co. Inc.	15,334	$1,130,422
Graco Inc.	64,338	4,072,595
Hillenbrand Inc.	18,359	768,141
ITT Inc.	19,357	1,428,934
John Bean Technologies Corp.	13,595	1,655,191
Lincoln Electric Holdings Inc.	6,560	890,979
Lindsay Corp.	5,657	712,782
Luxfer Holdings PLC	51,133	853,921
Manitowoc Co. Inc. (The)(a)	59,651	776,656
Meritor Inc.(a)	26,346	952,935
Middleby Corp. (The)(a)	11,194	1,695,443
Mueller Water Products Inc., Class A(b)	138,403	1,651,148
Oshkosh Corp.	39,479	3,667,994
Proto Labs Inc.(a)	14,949	720,392
Tennant Co.	32,378	2,015,207
Terex Corp.	21,480	760,177
Timken Co. (The)	22,984	1,403,633
Toro Co. (The)	55,544	4,581,825
Wabash National Corp.	46,450	713,008
Watts Water Technologies Inc., Class A	21,981	2,875,774
Welbilt Inc.(a)	49,658	1,175,405
Woodward Inc.	16,255	1,651,671
Zurn Water Solutions Corp.	46,260	1,333,213
		58,565,329
Media — 0.9%
Altice USA Inc., Class A(a)	64,964	739,290
Cardlytics Inc.(a)	24,112	624,742
EW Scripps Co. (The), Class A, NVS(a)	54,651	867,311
Gray Television Inc.	50,405	993,987
iHeartMedia Inc., Class A(a)	78,156	922,241
John Wiley & Sons Inc., Class A	23,710	1,255,682
New York Times Co. (The), Class A	64,001	2,207,394
Nexstar Media Group Inc., Class A	11,666	2,044,117
TEGNA Inc.	106,856	2,340,146
WideOpenWest Inc.(a)	32,346	710,965
		12,705,875
Metals & Mining — 1.5%
Allegheny Technologies Inc.(a)	42,092	1,157,530
Arconic Corp.(a)	39,100	1,099,883
Commercial Metals Co.	56,616	2,249,354
Compass Minerals International Inc.	25,168	1,130,798
Hecla Mining Co.	148,266	699,816
Materion Corp.	10,238	839,311
MP Materials Corp.(a)	23,317	919,389
Piedmont Lithium Inc.(a)	11,801	764,233
Reliance Steel & Aluminum Co.	26,752	5,200,589
Royal Gold Inc.	33,689	3,809,552
Ryerson Holding Corp.	24,251	730,925
Schnitzer Steel Industries Inc., Class A	20,486	832,141
U.S. Steel Corp.	69,915	1,752,769
Warrior Met Coal Inc.	20,456	687,731
		21,874,021
Mortgage Real Estate Investment — 0.6%
AGNC Investment Corp.	152,786	1,868,573
Apollo Commercial Real Estate Finance Inc.	59,420	756,416
Blackstone Mortgage Trust Inc., Class A	22,916	712,917
Hannon Armstrong Sustainable Infrastructure
Capital Inc.	39,825	1,516,138
KKR Real Estate Finance Trust Inc.	37,452	764,770

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
New Residential Investment Corp.	62,669	$708,160
Starwood Property Trust Inc.	127,607	3,048,531
		9,375,505
Multi-Utilities — 0.6%
Avista Corp.	77,319	3,358,737
MDU Resources Group Inc.	184,186	5,043,013
Unitil Corp.	14,798	855,472
		9,257,222
Multiline Retail — 0.5%
Big Lots Inc.	23,709	580,633
Dillard’s Inc., Class A	2,519	759,428
Kohl’s Corp.	49,205	1,983,945
Macy’s Inc.	103,095	2,438,197
Nordstrom Inc.	48,409	1,279,450
Ollie’s Bargain Outlet Holdings Inc.(a)	16,211	761,431
		7,803,084
Oil, Gas & Consumable Fuels — 4.5%
Antero Midstream Corp.	176,107	1,912,522
Antero Resources Corp.(a)	107,546	4,611,572
Berry Corp.	66,508	740,234
California Resources Corp.	23,813	1,039,914
Callon Petroleum Co.(a)	14,400	841,824
Centennial Resource Development Inc./DE, Class A(a)	102,386	812,945
ChampionX Corp.	87,559	2,037,498
Chesapeake Energy Corp.	29,547	2,877,287
Civitas Resources Inc.	19,645	1,499,896
Clean Energy Fuels Corp.(a)	140,273	775,710
CNX Resources Corp.(a)	105,063	2,281,968
Comstock Resources Inc.(a)	44,224	853,523
Delek U.S. Holdings Inc.(a)	36,754	1,071,747
Denbury Inc.(a)	14,132	1,033,614
DTE Midstream LLC(a)	34,164	1,984,928
EnLink Midstream LLC	134,245	1,530,393
Equitrans Midstream Corp.	191,665	1,508,404
Green Plains Inc.(a)	13,938	454,100
HF Sinclair Corp.	62,917	3,089,225
Kosmos Energy Ltd.(a)	238,782	1,848,173
Matador Resources Co.	28,295	1,723,165
Murphy Oil Corp.	58,008	2,460,699
Oasis Petroleum Inc.	7,330	1,163,491
Ovintiv Inc.	116,348	6,514,324
PBF Energy Inc., Class A(a)	39,168	1,300,378
PDC Energy Inc.	25,765	2,039,042
Plains GP Holdings LP, Class A	58,782	703,033
Range Resources Corp.(a)	104,969	3,563,697
Renewable Energy Group Inc.(a)	21,432	1,313,996
SM Energy Co.	41,018	1,979,939
Southwestern Energy Co.(a)	346,593	3,160,928
Talos Energy Inc.(a)	36,196	781,834
Tellurian Inc.(a)	151,110	720,795
Texas Pacific Land Corp.	1,902	2,978,513
Whiting Petroleum Corp.	11,921	1,054,532
World Fuel Services Corp.	44,600	1,105,634
		65,369,477
Paper & Forest Products — 0.5%
Boise Cascade Co.	25,375	1,961,995
Glatfelter Corp.	87,208	751,733
Louisiana-Pacific Corp.	36,624	2,529,253
Neenah Inc.	18,614	705,657
Security	Shares	Value

Paper & Forest Products (continued)
Sylvamo Corp.(a)	14,566	$739,079
		6,687,717
Personal Products — 0.3%
Beauty Health Co. (The)(a)	58,237	831,042
Edgewell Personal Care Co.	36,401	1,324,996
Herbalife Nutrition Ltd.(a)	32,809	714,908
Medifast Inc.	4,319	720,193
Nu Skin Enterprises Inc., Class A	15,849	739,356
Veru Inc.(a)	48,969	633,659
		4,964,154
Pharmaceuticals — 1.5%
Aclaris Therapeutics Inc.(a)	57,982	741,590
Amphastar Pharmaceuticals Inc.(a)	25,155	934,257
Arvinas Inc.(a)	21,418	892,916
Axsome Therapeutics Inc.(a)	22,132	553,300
Beachbody Co. Inc. (The)(a)	546,866	1,224,980
BellRing Brands Inc.(a)	27,500	719,125
Cassava Sciences Inc.(a)(b)	28,974	886,604
Collegium Pharmaceutical Inc.(a)(b)	43,950	686,499
Corcept Therapeutics Inc.(a)	38,857	809,780
Harmony Biosciences Holdings Inc.(a)	17,737	773,333
Intra-Cellular Therapies Inc.(a)	33,189	1,905,049
NGM Biopharmaceuticals Inc.(a)	52,086	720,870
Organon & Co.	80,267	3,046,935
Pacira BioSciences Inc.(a)	13,227	836,608
Perrigo Co. PLC	59,743	2,381,356
Phathom Pharmaceuticals Inc.(a)	81,419	583,774
Provention Bio Inc.(a)(b)	177,283	730,406
Reata Pharmaceuticals Inc., Class A(a)	25,142	711,016
Relmada Therapeutics Inc.(a)(b)	39,656	745,136
Revance Therapeutics Inc.(a)	58,066	794,343
Tilray Inc., Class 2 (a)(b)	164,961	740,675
		21,418,552
Professional Services — 1.8%
ASGN Inc.(a)	25,405	2,419,318
Exponent Inc.(a)	11,967	1,081,697
First Advantage Corp.(a)	47,353	691,354
FTI Consulting Inc.(a)	20,871	3,506,328
Heidrick & Struggles International Inc.	22,569	779,985
ICF International Inc.	15,002	1,533,354
Insperity Inc.	12,660	1,266,886
Kelly Services Inc., Class A, NVS	54,479	1,087,401
Kforce Inc.	10,795	709,016
Korn Ferry	23,483	1,443,265
ManpowerGroup Inc.	30,025	2,690,540
Nielsen Holdings PLC	144,162	3,684,781
TriNet Group Inc.(a)	31,749	2,493,566
TrueBlue Inc.(a)	62,934	1,385,807
Upwork Inc.(a)	48,608	887,096
		25,660,394
Real Estate Management & Development — 0.8%
Cushman & Wakefield PLC(a)	78,916	1,473,362
Howard Hughes Corp. (The)(a)(b)	23,473	1,974,783
Jones Lang LaSalle Inc.(a)	21,517	4,245,734
Kennedy-Wilson Holdings Inc.	37,309	785,728
Newmark Group Inc., Class A	62,212	688,687
Radius Global Infrastructure Inc., Class A(a)	51,727	770,732
Realogy Holdings Corp.(a)	60,155	744,719

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
St Joe Co. (The)	14,751	$744,778
		11,428,523
Road & Rail — 1.4%
Aaron’s Co. Inc. (The)	38,886	760,610
ArcBest Corp.	14,324	1,083,324
Avis Budget Group Inc.(a)	13,419	2,553,368
Hertz Global Holdings Inc.(a)	83,371	1,673,256
Landstar System Inc.	21,577	3,267,405
PROG Holdings Inc.(a)	27,954	815,977
Ryder System Inc.	26,271	2,102,206
Saia Inc.(a)	9,761	1,928,676
Schneider National Inc., Class B	39,943	964,224
Werner Enterprises Inc.	50,793	2,060,672
WillScot Mobile Mini Holdings Corp.(a)	83,277	2,975,487
		20,185,205
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Energy Industries Inc.	10,769	877,243
Ambarella Inc.(a)	10,281	876,147
Amkor Technology Inc.	36,067	737,209
Axcelis Technologies Inc.(a)	13,589	843,333
Azenta Inc.	22,268	1,706,620
Cirrus Logic Inc.(a)	33,311	2,716,179
CMC Materials Inc.	6,788	1,201,069
First Solar Inc.(a)	43,063	3,040,678
Ichor Holdings Ltd.(a)	24,928	753,823
Kulicke & Soffa Industries Inc.	30,988	1,678,620
Lattice Semiconductor Corp.(a)	49,956	2,598,711
MaxLinear Inc.(a)	18,176	719,588
MKS Instruments Inc.	18,501	2,284,874
Onto Innovation Inc.(a)	27,749	2,230,465
Power Integrations Inc.	23,191	1,956,857
Rambus Inc.(a)(b)	53,569	1,344,582
Semtech Corp.(a)	14,468	927,254
Silicon Laboratories Inc.(a)	14,094	2,102,261
SiTime Corp.(a)	5,034	1,072,242
SunPower Corp.(a)	41,738	737,510
Synaptics Inc.(a)	14,477	2,144,333
Universal Display Corp.	21,814	2,755,326
Veeco Instruments Inc.(a)	47,045	1,008,174
Wolfspeed Inc.(a)(b)	51,877	3,902,707
		40,215,805
Software — 5.3%
2U Inc.(a)	78,862	734,994
8x8 Inc.(a)	87,719	635,963
ACI Worldwide Inc.(a)	67,337	1,793,858
Alarm.com Holdings Inc.(a)(b)	12,061	762,617
Altair Engineering Inc., Class A(a)(b)	22,640	1,244,294
Alteryx Inc., Class A(a)	15,696	873,482
Anaplan Inc.(a)	54,233	3,557,685
Appian Corp.(a)	14,186	677,665
Asana Inc., Class A(a)	30,867	671,049
Aspen Technology Inc., NVS(a)	11,854	2,293,630
Avaya Holdings Corp.(a)	138,730	511,914
Benefitfocus Inc.(a)	77,152	702,083
BigCommerce Holdings Inc., Series 1(a)	37,497	694,819
Blackbaud Inc.(a)	12,746	811,283
Blackline Inc.(a)	28,653	2,097,973
Box Inc., Class A(a)	79,843	2,084,701
BTRS Holdings Inc.(a)	147,949	735,307
Security	Shares	Value

Software (continued)
CDK Global Inc.	28,803	$1,568,611
Cerence Inc.(a)	22,747	722,445
CommVault Systems Inc.(a)	12,478	761,283
Concentrix Corp.	16,898	2,617,331
Digital Turbine Inc.(a)(b)	26,616	676,845
DigitalOcean Holdings Inc.(a)	18,009	879,740
Duck Creek Technologies Inc.(a)(b)	39,403	731,714
E2open Parent Holdings Inc.(a)	87,652	708,228
Elastic NV(a)	31,070	1,915,465
Envestnet Inc.(a)	11,284	751,740
Everbridge Inc.(a)	17,393	718,505
Five9 Inc.(a)	27,632	2,672,291
Intapp Inc.(a)	30,759	611,489
Jamf Holding Corp.(a)	36,532	940,334
LivePerson Inc.(a)	43,220	725,232
Manhattan Associates Inc.(a)	20,386	2,465,279
MicroStrategy Inc., Class A(a)(b)	3,327	880,624
Model N Inc.(a)	36,107	908,452
Momentive Global Inc.(a)	77,881	948,591
N-able Inc.(a)	75,742	757,420
nCino Inc.(a)	27,745	906,429
New Relic Inc.(a)	34,475	1,615,498
Nutanix Inc., Class A(a)(b)	77,663	1,258,141
Olo Inc., Class A(a)	64,519	687,127
OneSpan Inc.(a)	61,644	815,550
Outset Medical Inc.(a)	29,723	647,961
PagerDuty Inc.(a)(b)	39,273	968,079
Paylocity Holding Corp.(a)(b)	14,798	2,587,578
Pegasystems Inc.	14,482	717,438
Progress Software Corp.	51,471	2,486,564
PROS Holdings Inc.(a)	25,312	690,764
Q2 Holdings Inc.(a)	14,175	747,448
Qualys Inc.(a)	9,730	1,271,516
Rackspace Technology Inc.(a)(b)	74,960	691,881
Rapid7 Inc.(a)(b)	21,619	1,532,138
SailPoint Technologies Holdings Inc.(a)(b)	27,055	1,716,369
Skillsoft Corp.(a)	140,697	824,484
Smartsheet Inc., Class A(a)	48,815	1,740,255
Sprout Social Inc., Class A(a)	20,143	1,025,883
SPS Commerce Inc.(a)	18,691	2,000,685
Tenable Holdings Inc.(a)	36,724	1,847,217
Teradata Corp.(a)	48,213	1,852,826
Varonis Systems Inc.(a)	30,446	1,006,849
Workiva Inc.(a)	34,885	2,546,954
Xperi Holding Corp.	47,582	783,200
Zuora Inc., Class A(a)	77,035	781,135
		77,594,905
Specialty Retail — 2.9%
American Eagle Outfitters Inc.	52,236	632,578
America’s Car-Mart Inc./TX(a)	8,699	942,972
Arko Corp.	84,941	767,017
Asbury Automotive Group Inc.(a)	6,973	1,263,159
AutoNation Inc.(a)(b)	12,728	1,521,760
Blink Charging Co.(a)(b)	44,630	710,956
Boot Barn Holdings Inc.(a)	9,207	743,005
Caleres Inc.	29,123	828,841
Camping World Holdings Inc., Class A	25,223	684,300
Five Below Inc.(a)	19,921	2,601,483
Floor & Decor Holdings Inc., Class A(a)(b)	29,855	2,252,261
Foot Locker Inc.	45,543	1,502,008

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
GameStop Corp., Class A(a)(b)	22,556	$2,813,635
Gap Inc. (The)	133,302	1,470,321
Genesco Inc.(a)	12,434	700,159
Group 1 Automotive Inc.	7,899	1,418,581
Hibbett Inc.	16,045	814,284
Lithia Motors Inc.(b)	11,091	3,376,877
MarineMax Inc.(a)	17,052	706,123
Monro Inc.	21,994	1,042,955
Murphy USA Inc.	12,399	3,088,839
National Vision Holdings Inc.(a)	31,950	899,073
ODP Corp. (The)(a)	17,131	654,233
Petco Health & Wellness Co. Inc.(a)(b)	41,076	655,573
Rent-A-Center Inc./TX	31,598	870,209
RH(a)	3,476	1,008,318
Sally Beauty Holdings Inc.(a)	51,148	775,404
Signet Jewelers Ltd.	22,541	1,343,444
Sleep Number Corp.(a)	16,633	763,954
TravelCenters of America Inc.(a)	20,727	809,389
Victoria’s Secret & Co.(a)	31,337	1,291,398
Williams-Sonoma Inc.	31,381	4,014,257
		42,967,366
Technology Hardware, Storage & Peripherals — 0.5%
3D Systems Corp.(a)	66,763	721,708
KnowBe4 Inc., Class A(a)	46,281	822,876
NCR Corp.(a)	42,259	1,465,965
Pure Storage Inc., Class A(a)	91,133	2,162,586
Xerox Holdings Corp.	127,495	2,399,456
		7,572,591
Textiles, Apparel & Luxury Goods — 1.6%
Capri Holdings Ltd.(a)	37,808	1,842,762
Carter’s Inc.	18,271	1,407,781
Columbia Sportswear Co.	22,767	1,770,817
Crocs Inc.(a)	21,640	1,206,646
Deckers Outdoor Corp.(a)	12,271	3,295,500
Hanesbrands Inc.	208,539	2,475,358
Kontoor Brands Inc.	20,513	821,956
Movado Group Inc.	21,482	728,884
PVH Corp.	33,509	2,374,783
Ralph Lauren Corp.	17,739	1,793,235
Steven Madden Ltd.	41,500	1,542,970
Tapestry Inc.	85,339	2,944,195
Under Armour Inc., Class A(a)	70,463	745,499
Wolverine World Wide Inc.	40,896	872,721
		23,823,107
Thrifts & Mortgage Finance — 1.1%
Capitol Federal Financial Inc.	74,570	756,886
Essent Group Ltd.	24,714	1,057,512
Federal Agricultural Mortgage Corp., Class C, NVS	14,641	1,537,451
Flagstar Bancorp. Inc.	25,065	965,754
HomeStreet Inc.	21,869	881,539
MGIC Investment Corp.	201,628	2,808,678
Mr Cooper Group Inc.(a)	31,293	1,356,865
New York Community Bancorp. Inc.	75,833	756,813
PennyMac Financial Services Inc.	23,127	1,133,686
Radian Group Inc.	91,841	1,975,500
Rocket Companies Inc., Class A(b)	77,507	702,989
Security	Shares	Value

Thrifts & Mortgage Finance (continued)
TFS Financial Corp.	71,548	$1,074,651
Walker & Dunlop Inc.	9,284	986,982
WSFS Financial Corp.	11,514	492,569
		16,487,875
Trading Companies & Distributors — 1.4%
Air Lease Corp.	28,903	1,087,042
Beacon Roofing Supply Inc.(a)	20,158	1,237,903
GATX Corp.	19,001	2,051,158
GMS Inc.(a)	21,941	1,092,881
Herc Holdings Inc.	10,112	1,185,328
Kaman Corp.	29,997	1,086,191
MRC Global Inc.(a)	68,931	771,338
NOW Inc.(a)	65,376	721,751
Rush Enterprises Inc., Class A	13,968	712,089
SiteOne Landscape Supply Inc.(a)	23,159	3,109,559
Triton International Ltd.	31,501	2,008,819
Univar Solutions Inc.(a)	35,168	1,080,361
Veritiv Corp.(a)	7,097	1,031,549
Watsco Inc.	4,845	1,238,527
WESCO International Inc.(a)	21,517	2,702,105
		21,116,601
Water Utilities — 0.2%
American States Water Co.	28,904	2,290,642
Middlesex Water Co.	7,796	662,894
		2,953,536
Wireless Telecommunication Services — 0.2%
Gogo Inc.(a)	37,912	768,097
Shenandoah Telecommunications Co.	33,459	768,219
Telephone and Data Systems Inc.	49,403	875,915
		2,412,231
Total Common Stocks — 99.7%
(Cost: $1,488,330,536)		1,461,056,286

Short-Term Securities

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(c)(d)(e)	56,192,360	56,192,360
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	1,890,000	1,890,000
		58,082,360
Total Short-Term Securities — 4.0%
(Cost: $58,070,153)		58,082,360

Total Investments in Securities — 103.7%
(Cost: $1,546,400,689)		1,519,138,646

Liabilities in Excess of Other Assets — (3.7)%		(54,516,932)
Net Assets — 100.0%		$1,464,621,714

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$43,548,786	$12,658,692	(a)	$—	$(22,996)	$7,878	$56,192,360	56,192,360	$326,546	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,390,000	500,000	(a)	—	—	—	1,890,000	1,890,000	2,691		—
					$(22,996)	$7,878	$58,082,360		$329,237		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Russell 2000 E-Mini Index	23	06/17/22	$2,141	$34,174
S&P Mid 400 E-Mini Index	6	06/17/22	1,508	25,033

				$59,207

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,461,035,957	$20,329	$—	$1,461,056,286
Money Market Funds	58,082,360	—	—	58,082,360
	$1,519,118,317	$20,329	$—	$1,519,138,646
Derivative financial instruments(a)
Assets
Futures Contracts	$59,207	$—	$—	$59,207

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust